INVESTMENT SECURITIES - Contractual Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Amortized cost
Within one year	$ 413
After one year through five years	4,287
After five years through ten years	5,910
After ten years	22,928
Estimated fair value
Within one year	409
After one year through five years	4,247
After five years through ten years	5,869
After ten years	$ 20,920